Financial and capital risk management (Details 4) - Foreign Exchange And Interest Rate Derivatives [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Foreign exchange notional amount	$ 9,719	$ 11,490
Foreign exchange financial settlement inflows	477	$ (549)
Later Than One Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	222
Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	165
Later Than Three Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	$ 90